LEGG MASON U.S. GOVERNMENT INTERMEDIATE-TERM PORTFOLIO

                  SUPPLEMENT TO THE PRIMARY CLASS PROSPECTUS OF
                 LEGG MASON INCOME TRUST, INC. DATED MAY 1, 2004

     The Board of Directors has approved changes to the fund's investment objective and investment policies, based on the advice of Western Asset Management Company, the fund's adviser, that the new approach can provide to the fund a more defensive investment strategy when interest rates change. In connection with this change, the Board has also voted to change the name of the fund to Legg Mason Limited Duration Bond Portfolio. These changes are expected to become effective on August 31, 2004.

     In general, the changes should result in the fund being able to adopt a more defensive investment strategy in a changing interest rate environment by investing in a portfolio with a shorter overall duration than is currently the case. At the same time, the fund will be permitted to invest in a wider variety of debt and other securities, including corporate bonds, foreign bonds and certain types of derivative instruments.

     The following table compares the old and the new objective and policies of the fund.

-----------------------------------------------------------------------------
                  Old Strategy               New Strategy
-----------------------------------------------------------------------------
Investment        High current income        Maximum total return
Objective         consistent with prudent    consistent with prudent
                  investment risk and        investment management by
                  liquidity needs.           investing to obtain the
                                             specified average duration.
-----------------------------------------------------------------------------
Maturity/         Dollar-weighted average    The modified duration will
Duration          maturity of the portfolio  range within 25% of the
                  between three and ten      Merrill Lynch 1-3 Year
                  years.                     Treasury Index, generally
                                             within a one to three year
                                             range.
-----------------------------------------------------------------------------
Primary           At least 80% in U.S.       At least 80% in debt and
investments       government securities      fixed-income securities,
                  (and government sponsored  including corporate and
                  enterprises) including     government obligations and
                  mortgage-backed            including mortgage-backed
                  securities.                securities, preferred stock,
                                             convertible securities, and
                                             U.S. dollar denominated
                                             foreign obligations.
-----------------------------------------------------------------------------
Secondary         Up to 20% in commercial    Up to 20% in non-debt
investments       paper and non-government   securities, including common
                  debt securities.           stock or warrants received in
                                             exchange for fixed-income
                                             securities (while allowable,
                                             these types of investments are
                                             not expected to be
                                             significant).
-----------------------------------------------------------------------------
Credit            U.S. government            Investment grade corporate and
characteristics   securities and investment  government securities. Up to
                  grade non-government       25% in securities of foreign
                  securities.                issuers.
-----------------------------------------------------------------------------

     In general, the non-government securities in which the fund will be able to invest under its new strategy have a higher level of credit risk than the government securities on which the fund has previously focused. The new strategy of the fund will also include additional investment in derivatives, including credit default swaps and interest rate swaps, as well as index swaps based upon an interest rate index. The fund may use these derivatives transactions to pursue a variety of goals, including hedging, enhancing returns, mimicking index characteristics, isolating risks and reducing costs. They involve special risks and an additional possibility of loss to the fund. The shorter average maturity can help protect the market value of the fund's investments when interest rates increase, but will generally mean less of an increase in market value when rates decline.

     Effective with these changes, the Board approved a decrease in the fund's management fee from its current level of 0.55% to 0.45%. Additionally, Legg Mason has agreed to contractually limit, through April 30, 2005, the total operating expenses of the fund's Primary Shares (exclusive of taxes, interest, brokerage and extraordinary expenses) to an annual rate of 1.00% of average net assets.* The reduction of the management fee and the contractual limit of expenses will not have any immediate effect on the overall expenses of the fund because Legg Mason is already currently limiting Primary Class expenses to 1.00% on a voluntary basis. However, that voluntary limitation can be terminated at any time, while the contractual limit will remain in force until the date specified, and the new management fee rate cannot be increased without shareholder approval.


---------------
     *The fund has agreed to repay Legg Mason in the future for waived fees and reimbursed expenses provided that repayment does not cause the total operating expenses of the Primary Shares to exceed an annual rate of 1.00% of its average net assets and the payment is made within three years after the year in which Legg Mason earned the fee or incurred the expense.



     This supplement should be retained with your prospectus for future reference.

                     THIS SUPPLEMENT IS DATED JUNE 29, 2004

             LEGG MASON U.S. GOVERNMENT INTERMEDIATE-TERM PORTFOLIO

               SUPPLEMENT TO THE INSTITUTIONAL CLASS PROSPECTUS OF
                 LEGG MASON INCOME TRUST, INC. DATED MAY 1, 2004

     The Board of Directors has approved changes to the fund's investment objective and investment policies, based on the advice of Western Asset Management Company, the fund's adviser, that the new approach can provide to the fund a more defensive investment strategy when interest rates change. In connection with this change, the Board has also voted to change the name of the fund to Legg Mason Limited Duration Bond Portfolio. These changes are expected to become effective on August 31, 2004.

     In general, the changes should result in the fund being able to adopt a more defensive investment strategy in a changing interest rate environment by investing in a portfolio with a shorter overall duration than is currently the case. At the same time, the fund will be permitted to invest in a wider variety of debt and other securities, including corporate bonds, foreign bonds and certain types of derivative instruments.

     The following table compares the old and the new objective and policies of the fund.

-----------------------------------------------------------------------------
                  Old Strategy               New Strategy
-----------------------------------------------------------------------------
Investment        High current income        Maximum total return
Objective         consistent with prudent    consistent with prudent
                  investment risk and        investment management by
                  liquidity needs.           investing to obtain the
                                             specified average duration.
-----------------------------------------------------------------------------
Maturity/         Dollar-weighted average    The modified duration will
Duration          maturity of the portfolio  range within 25% of the
                  between three and ten      Merrill Lynch 1-3 Year
                  years.                     Treasury Index, generally
                                             within a one to three year
                                             range.
-----------------------------------------------------------------------------
Primary           At least 80% in U.S.       At least 80% in debt and
investments       government securities      fixed-income securities,
                  (and government sponsored  including corporate and
                  enterprises) including     government obligations and
                  mortgage-backed            including mortgage-backed
                  securities.                securities, preferred stock,
                                             convertible securities, and
                                             U.S. dollar denominated
                                             foreign obligations.
-----------------------------------------------------------------------------
Secondary         Up to 20% in commercial    Up to 20% in non-debt
investments       paper and non-government   securities, including common
                  debt securities.           stock or warrants received in
                                             exchange for fixed-income
                                             securities (while allowable,
                                             these types of investments are
                                             not expected to be
                                             significant).
-----------------------------------------------------------------------------
Credit            U.S. government            Investment grade corporate and
characteristics   securities and investment  government securities. Up to
                  grade non-government       25% in securities of foreign
                  securities.                issuers.
-----------------------------------------------------------------------------

     In general, the non-government securities in which the fund will be able to invest under its new strategy have a higher level of credit risk than the government securities on which the fund has previously focused. The new strategy of the fund will also include additional investment in derivatives, including credit default swaps and interest rate swaps, as well as index swaps based upon an interest rate index. The fund may use these derivatives transactions to pursue a variety of goals, including hedging, enhancing returns, mimicking index characteristics, isolating risks and reducing costs. They involve special risks and an additional possibility of loss to the fund. The shorter average maturity can help protect the market value of the fund's investments when interest rates increase, but will generally mean less of an increase in market value when rates decline.

     Effective with these changes, the Board approved a decrease in the fund's management fee from its current level of 0.55% to 0.45%. Additionally, Legg Mason has agreed to contractually limit, through April 30, 2005, the total operating expenses of the fund's Institutional Shares (exclusive of taxes, interest, brokerage and extraordinary expenses) to an annual rate of 0.50% of average net assets.* The reduction of the management fee and the contractual limit of expenses will not have any immediate effect on the overall expenses of the fund because Legg Mason is already currently limiting Institutional Class expenses to 0.50% on a voluntary basis. However, that voluntary limitation can be terminated at any time, while the contractual limit will remain in force until the date specified, and the new management fee rate cannot be increased without shareholder approval.


---------------
     *The fund has agreed to repay Legg Mason in the future for waived fees and reimbursed expenses provided that repayment does not cause the total operating expenses of the Institutional Shares to exceed an annual rate of 0.50% of its average net assets and the payment is made within three years after the year in which Legg Mason earned the fee or incurred the expense.


       This supplement should be retained with your prospectus for future reference.

                     THIS SUPPLEMENT IS DATED JUNE 29, 2004